Financial risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	¥ 9,323,652	¥ 8,391,013
Deposits from customers in the banking business	3,316,556	3,004,215
Bonds	354,169	218,676
Borrowings	3,025,480	2,687,135
Loan commitments	35,831	33,587
Derivative liabilities	33,766	72,118
Guarantee deposits received	40,568	39,296
Redeemable noncontrolling interests	48,616	37,046
Lease liabilities	593,967	511,883
Derivative Contracts - Net Settled
Paid	32,881	72,118
Derivative Contracts Gross Settled
Received	29,092
Paid	29,977
Deposits from customers in the banking business [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	3,306,981	3,004,215
Bonds [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	349,332	216,103
Borrowings [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	2,988,994	2,670,156
Derivative Liabilities [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	34,123	72,120
Guarantee deposits received [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	40,568	39,296
Redeemable non-controlling interests [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	47,326	34,995
Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	532,246	465,349
Within 1Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	3,171,377	2,886,361
Bonds	26,039	36,976
Borrowings	1,998,315	2,053,340
Loan commitments	35,831	33,587
Derivative liabilities	28,886	66,017
Guarantee deposits received	31,085	28,872
Redeemable noncontrolling interests	0	2,435
Lease liabilities	90,244	81,421
Derivative Contracts - Net Settled
Paid	27,820	66,017
Derivative Contracts Gross Settled
Received	25,894
Paid	26,960
1 Year to 2 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	30,215	48,676
Bonds	40,986	25,363
Borrowings	70,690	58,767
Derivative liabilities	623	688
Guarantee deposits received	272	345
Redeemable noncontrolling interests	24,844	19,927
Lease liabilities	80,476	69,791
Derivative Contracts - Net Settled
Paid	769	688
Derivative Contracts Gross Settled
Received	156
Paid	10
2Years to 3 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	14,933	15,860
Bonds	110,862	40,326
Borrowings	147,447	76,434
Derivative liabilities	1,041	718
Guarantee deposits received	19	27
Redeemable noncontrolling interests	10,397	9,046
Lease liabilities	68,143	59,214
Derivative Contracts - Net Settled
Paid	1,076	718
Derivative Contracts Gross Settled
Received	3,042
Paid	3,007
3 Years to 4 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	1,060	3,038
Bonds	35,591	20,303
Borrowings	270,268	115,460
Derivative liabilities	912	753
Guarantee deposits received	58	8
Redeemable noncontrolling interests	4,572	2,381
Lease liabilities	55,189	45,063
Derivative Contracts - Net Settled
Paid	912	753
4 Years to 5Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	2,410	1,186
Bonds	80,416	35,243
Borrowings	62,571	23,813
Derivative liabilities	918	721
Guarantee deposits received	13	8
Redeemable noncontrolling interests	198
Lease liabilities	47,665	37,363
Derivative Contracts - Net Settled
Paid	918	721
5+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	96,561	49,094
Bonds	60,275	60,465
Borrowings	476,189	359,321
Derivative liabilities	1,386	3,221
Guarantee deposits received	9,121	10,036
Redeemable noncontrolling interests	8,605	3,257
Derivative Contracts - Net Settled
Paid	1,386	3,221
5 Years to 6 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	56,603	35,841
6 Years to 7 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	37,539	32,369
7 years to 8 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	34,588	30,593
8 Years to 9 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	25,798	27,864
9 Years to 10 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	18,384	19,913
10+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	¥ 79,338	¥ 72,451